REVENUES	6 Months Ended
Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue
REVENUES
We perform a disaggregated analysis of revenues considering the nature, amount, timing and uncertainty of revenues. This includes disclosure of our revenues by segment and type, as well as a breakdown of whether revenues from goods or services are recognized at a point in time or delivered over a period of time.
a)    Revenue by Type

FOR THE THREE MONTHS ENDED JUN. 30, 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Revenue from contracts with customers	$61	$895	$994	$1,744	$10,564	$586	$1	$14,845
Other revenue	—	1,665	34	62	174	8	136	2,079
	$61	$2,560	$1,028	$1,806	$10,738	$594	$137	$16,924

FOR THE SIX MONTHS ENDED JUN. 30 , 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Revenue from contracts with customers	$107	$1,838	$1,987	$3,418	$19,509	$1,018	$1	$27,878
Other revenue	—	3,312	73	119	373	15	362	4,254
	$107	$5,150	$2,060	$3,537	$19,882	$1,033	$363	$32,132

FOR THE THREE MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity		Residential Development		Corporate Activities		Total Revenues
Revenue from contracts with customers	$18	$765	$851	$1,112	$8,637		$682		$2		$12,067
Other revenue	—	1,029	47	32	41		4		56		1,209
	$18	$1,794	$898	$1,144	$8,678	—	$686	—	$58	—	$13,276

FOR THE SIX MONTHS ENDED JUN. 30 , 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity		Residential Development		Corporate Activities		Total Revenues
Revenue from contracts with customers	$81	$1,448	$1,777	$2,189	$16,712		$1,138		$2		$23,347
Other revenue	—	2,222	60	68	81		7		122		2,560
	$81	$3,670	$1,837	$2,257	$16,793	—	$1,145	—	$124	—	$25,907

b)    Timing of Recognition of Revenue from Contracts with Customers

FOR THE THREE MONTHS ENDED JUN. 30, 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$330	$21	$65	$8,433	$580	$1	$9,430
Services transferred over a period of time	61	565	973	1,679	2,131	6	—	5,415
	$61	$895	$994	$1,744	$10,564	$586	$1	$14,845

FOR THE SIX MONTHS ENDED JUN. 30 , 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$648	$39	$153	$15,090	$1,012	$1	$16,943
Services transferred over a period of time	107	1,190	1,948	3,265	4,419	6	—	10,935
	$107	$1,838	$1,987	$3,418	$19,509	$1,018	$1	$27,878

FOR THE THREE MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$326	$11	$63	$7,190	$682	$2	$8,274
Services transferred over a period of time	18	439	840	1,049	1,447	—	—	3,793
	$18	$765	$851	$1,112	$8,637	$682	$2	$12,067

FOR THE SIX MONTHS ENDED JUN. 30 , 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$580	$41	$125	$13,695	$1,138	$2	$15,581
Services transferred over a period of time	81	868	1,736	2,064	3,017	—	—	7,766
	$81	$1,448	$1,777	$2,189	$16,712	$1,138	$2	$23,347